The Lincoln National Life Insurance Company
                   Lincoln Life & Annuity Company of New York

                     Lincoln Life Variable Annuity Account N
                Lincoln New York Account N for Variable Annuities
                       Lincoln ChoicePlus Assurance Suite
                            Lincoln ChoicePlus Design

                 Supplement to the Prospectus dated May 1, 2007

This Supplement modifies the expenses charged by certain funds as presented in your ChoicePlus variable annuity prospectus. It is for informational purposes and requires no action on your part.

The following item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time you own the contract. The expenses are as of December 31, 2006. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

                                                                                         Minimum          Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses):                            0.29%            1.85%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):                                              0.28%            1.75%

*Several of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2008.

The following table shows the expenses charged by each fund for the year ended December 31, 2006: (as a percentage of each fund's average net assets):


                          Management                  Other                                     Total         Total
                          Fees          12b-1 Fees    Expenses      Acquired      Total         Contractual   Expenses
                          (before any   (before any   (before any   Fund Fees)    Expenses      waivers/reim- (after
                          waivers/reim- waivers/reim- waivers/reim- and           (before any   bursements    Contractual
                          bursements)+  bursements)+  bursements)+  Expenses =    waivers/reim- (if any)      waivers/reim-
                                                                                  bursements)                 bursements)
------------------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
LVIP Capital Growth          0.73%         0.25%         0.09%         0.00%         1.07%         -0.04%        1.03%
Fund (Service Class)
(1)(2)
------------------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
LVIP Marsico
International Growth
Fund (Service Class)         0.97%         0.25%         0.16%         0.00%         1.38%         -0.09%        1.29%
(1)(3)
------------------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
LVIP MFS Value Fund
(Service Class)              0.74%         0.25%         0.10%         0.00%         1.09%         -0.04%        1.05%
(1)(4)
------------------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
LVIP Mid-Cap Growth
Fund (Service Class)         0.90%         0.25%         0.23%         0.00%         1.38%         -0.11%        1.27%
(1)(5)(6)
------------------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
LVIP Mid-Cap Value Fund      0.99%         0.25%         0.14%         0.00%         1.38%         -0.09%        1.29%
(Service Class) (1)(7)
------------------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
LVIP T. Rowe Price
Growth Stock Fund
(Service Class)              0.78%         0.25%         0.12%         0.00%         1.15%         -0.04%        1.11%
(1)(8)
------------------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
LVIP Templeton Growth
Fund (Service Class)         0.75%         0.25%         0.11%         0.00%         1.11%         -0.09%        1.02%
(1)(9)
------------------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
Neuberger Berman AMT
Mid-Cap Growth
Portfolio (I Class)          0.83%         0.00%         0.07%         0.00%         0.90%
(10)
------------------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------


PLEASE REFER TO YOUR PROSPECTUS FOR ALL OTHER FEES AND CHARGES ASSOCIATED WITH YOUR VARIABLE ANNUITY CONTRACT, AND FOR THE EXPENSES OF THE OTHER FUNDS OFFERED IN YOUR CONTRACT.


(1) "Other Expenses" are based on estimated expenses for the current fiscal year.

(2) The Advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.03% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(3) The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(4) The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.05% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(5) The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.27% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(6) The advisor has contractually agreed to waive a portion of its advisory fee through April 30, 2008. The waiver amount is: 0.10% on the first $25 million and 0.05% on the next $50 million. The waiver will renew automatically for one year terms unless the advisor provides written notice of termination to the fund.

(7) The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(8) The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.11% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(9) The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.06% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund. Lincoln Financial Distributors, Inc.
(LFD) has contractually agreed to waive 0.04% of the 0.25% 12b-1 fee payable to LFD under the Distribution Services Agreement between the fund and LFD, in connection with the Service Class shares of the fund. The Agreement will continue through April 30, 2008 and will terminate on that date unless the parties agree otherwise.

(10) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2010 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Mid-Cap Growth and Partners Portfolio) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transactions costs, that exceed, in the aggregate, 1% of average daily net asset value of the Mid-Cap Growth and Partners Portfolios; and 1.50% of the average daily net asset value of the Regency Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.




               Please retain this Supplement for future reference.